Information on staff and remuneration - Employee incentive programs 2010 and 2015 (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) EquityInstruments shares	Dec. 31, 2019 DKK (kr) EquityInstruments	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)	Sep. 14, 2020 shares	Apr. 30, 2020 shares	Apr. 15, 2020 shares	Dec. 31, 2019 DKK (kr)	Nov. 02, 2015 shares
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Remaining number of warrants that can be granted | shares	27,466				5,864		21,602
Proceeds from exercise of warrants	kr 6,100,000
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Proceeds from exercise of warrants	kr 3,200,000
The average traded share price on the exercise date | shares	22,915
2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares									2,750,000
Number of warrants, granted during the period	2,355,495	0
Number of warrants, exercised or vested	42,359	1,798,168
Number of warrants, expired	0	0
Number of warrants, forfeited	0	0
Proceeds from exercise of warrants	kr 150,200,000		kr 145,100,000	kr 127,400,000
Number of warrants, exercisable at the end of the period	0	0						42,359
2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares						2,750,000
Number of warrants, granted during the period	3,419,883	641,029
Number of warrants, exercised or vested	2,032,218	313,975
Number of warrants, expired	(40,000)	0
Number of warrants, forfeited	873,079	314,266
Proceeds from exercise of warrants	kr 72,100,000		35,500,000	kr 800,000
Number of warrants, exercisable at the end of the period	301,529	1,908,920						300,725
2020 employee incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares	821,544
Number of warrants, granted during the period	63,217
Remaining number of warrants that can be granted | shares	758,327
Proceeds from exercise of warrants	kr 0	kr 0	kr 0